12. LONG-TERM PAYABLES - Net long-term payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Payables - Net Long-term Payables Details
Security deposits from customers	$ 9,102	$ 8,955
Amounts due under mortgage financing arrangement, net of current portion	0	902
Net long-term payables	$ 9,102	$ 9,857